Fair Value Measurements - Summary of the Plan's Investments Measured at Fair Value on a Recurring Basis (Detail) - EBP 001 [Member] - USD ($)		Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, excluding plan interest in master trust, fair value		$ 938,443,878	$ 839,056,852
Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, excluding plan interest in master trust, fair value		106,528,129	108,254,217
Fair Value, Inputs, Level 2 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, excluding plan interest in master trust, fair value		793,880,435	692,248,155
Fair Value Measured at Net Asset Value Per Share [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, excluding plan interest in master trust, fair value	[1]	38,035,314	38,554,480
Common Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, excluding plan interest in master trust, fair value		11,055,578	14,613,678
Common Stock [Member] | Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, excluding plan interest in master trust, fair value		11,055,578	14,613,678
Common Stock [Member] | Fair Value, Inputs, Level 2 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, excluding plan interest in master trust, fair value		0	0
Mutual Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, excluding plan interest in master trust, fair value		53,843,366	58,706,054
Mutual Fund [Member] | Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, excluding plan interest in master trust, fair value		53,843,366	58,706,054
Mutual Fund [Member] | Fair Value, Inputs, Level 2 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, excluding plan interest in master trust, fair value		0	0
Common Collective Trust [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, excluding plan interest in master trust, fair value		793,880,435	692,248,155
Common Collective Trust [Member] | Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, excluding plan interest in master trust, fair value		0	0
Common Collective Trust [Member] | Fair Value, Inputs, Level 2 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, excluding plan interest in master trust, fair value		793,880,435	692,248,155
EBP, Self-Directed Brokerage Account [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, excluding plan interest in master trust, fair value		41,629,185	34,934,485
EBP, Self-Directed Brokerage Account [Member] | Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, excluding plan interest in master trust, fair value		41,629,185	34,934,485
EBP, Self-Directed Brokerage Account [Member] | Fair Value, Inputs, Level 2 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, excluding plan interest in master trust, fair value		0	0
Total Investments At Fair Value [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, excluding plan interest in master trust, fair value		900,408,564	800,502,372
Total Investments At Fair Value [Member] | Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, excluding plan interest in master trust, fair value		106,528,129	108,254,217
Total Investments At Fair Value [Member] | Fair Value, Inputs, Level 2 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, excluding plan interest in master trust, fair value		$ 793,880,435	$ 692,248,155

[1]	Specific investments that are measured at fair value using the NAV (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the tables above are meant to enable reconciliation of the fair value hierarchy to the amounts presented in the Statements of Net Assets Available for Benefits.